Basis of Presentation of the Consolidated Financial Statements - Schedule of Effect of Changes in Foreign Exchange Rates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Currency [Line Items]
Decrease in equity due to depreciation of euro to major currencies		€ 5,801
Brazilian real
Currency [Line Items]
Variation of average exchange rate (in percentage)	(8.80%)	(24.10%)
Variation of closing exchange rate (in percentage)	0.90%	(29.00%)
Pound sterling
Currency [Line Items]
Variation of average exchange rate (in percentage)	3.40%	(1.30%)
Variation of closing exchange rate (in percentage)	6.90%	(5.20%)
PEN
Currency [Line Items]
Variation of average exchange rate (in percentage)	(13.20%)	(6.10%)
Variation of closing exchange rate (in percentage)	(1.60%)	(16.20%)
Chilean peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	0.60%	(12.90%)
Variation of closing exchange rate (in percentage)	(8.80%)	(3.60%)
Colombian peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	(5.10%)	(12.60%)
Variation of closing exchange rate (in percentage)	(6.60%)	(12.60%)
Mexican peso
Currency [Line Items]
Variation of average exchange rate (in percentage)	1.60%	(11.50%)
Variation of closing exchange rate (in percentage)	5.40%	(13.30%)